UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2012


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GROWTH FUND
APRIL 30, 2012

                                                                      (Form N-Q)

48488-0612                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA GROWTH FUND
April 30, 2012 (unaudited)

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             COMMON STOCKS (98.7%)

             CONSUMER DISCRETIONARY (16.4%)
             ------------------------------
             ADVERTISING (1.0%)
   261,584   Omnicom Group, Inc.                                            $    13,422
                                                                            -----------
             APPAREL RETAIL (0.9%)
   191,614   Ross Stores, Inc.                                                   11,801
                                                                            -----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.8%)
   153,440   Coach, Inc.                                                         11,226
                                                                            -----------
             AUTOMOTIVE RETAIL (0.9%)
    30,110   AutoZone, Inc.*                                                     11,928
                                                                            -----------
             BROADCASTING (1.8%)
   352,099   CBS Corp. "B"                                                       11,743
   218,856   Discovery Communications, Inc. "A"*                                 11,910
                                                                            -----------
                                                                                 23,653
                                                                            -----------
             CABLE & SATELLITE (0.9%)
   139,703   Time Warner Cable, Inc.                                             11,239
                                                                            -----------
             DEPARTMENT STORES (0.9%)
   287,493   Macy's, Inc.                                                        11,793
                                                                            -----------
             GENERAL MERCHANDISE STORES (0.9%)
   116,670   Dollar Tree, Inc.*                                                  11,861
                                                                            -----------
             HOME IMPROVEMENT RETAIL (1.8%)
   238,200   Home Depot, Inc.                                                    12,336
   354,990   Lowe's Companies, Inc.                                              11,172
                                                                            -----------
                                                                                 23,508
                                                                            -----------
             HOMEFURNISHING RETAIL (0.9%)
   163,969   Bed Bath & Beyond, Inc.*                                            11,542
                                                                            -----------
             INTERNET RETAIL (4.7%)
   169,984   Amazon.com, Inc.*                                                   39,419
   198,569   Blue Nile, Inc.*                                                     6,013
   363,183   Expedia, Inc.                                                       15,482
                                                                            -----------
                                                                                 60,914
                                                                            -----------
             SPECIALTY STORES (0.9%)
   201,947   PetSmart, Inc.                                                      11,765
                                                                            -----------
             Total Consumer Discretionary                                       214,652
                                                                            -----------
             CONSUMER STAPLES (8.0%)
             -----------------------
             BREWERS (0.8%)
   247,797   SABMiller plc                                                       10,474
                                                                            -----------
             DISTILLERS & VINTNERS (0.9%)
   111,071   Diageo plc ADR                                                      11,231
                                                                            -----------

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1  | USAA Growth Fund

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
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             DRUG RETAIL (0.9%)
   260,303   CVS Caremark Corp.                                             $    11,615
                                                                            -----------
             HOUSEHOLD PRODUCTS (1.9%)
   131,951   Clorox Co.                                                           9,250
   252,416   Procter & Gamble Co.                                                16,063
                                                                            -----------
                                                                                 25,313
                                                                            -----------
             PACKAGED FOODS & MEAT (2.2%)
 2,025,594   Danone S.A. ADR                                                     28,480
                                                                            -----------
             SOFT DRINKS (1.3%)
   226,214   Coca-Cola Co.                                                       17,265
                                                                            -----------
             Total Consumer Staples                                             104,378
                                                                            -----------
             ENERGY (3.5%)
             -------------
             OIL & GAS DRILLING (0.8%)
   215,105   Helmerich & Payne, Inc.                                             11,054
                                                                            -----------
             OIL & GAS EQUIPMENT & SERVICES (2.7%)
   142,955   National-Oilwell Varco, Inc.                                        10,830
   326,077   Schlumberger Ltd.                                                   24,176
                                                                            -----------
                                                                                 35,006
                                                                            -----------
             Total Energy                                                        46,060
                                                                            -----------
             FINANCIALS (7.4%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (3.7%)
    80,991   Franklin Resources, Inc.                                            10,165
   396,752   Legg Mason, Inc.                                                    10,344
 1,374,450   SEI Investments Co.                                                 27,750
                                                                            -----------
                                                                                 48,259
                                                                            -----------
             CONSUMER FINANCE (2.9%)
   621,540   American Express Co.                                                37,423
                                                                            -----------
             INVESTMENT BANKING & BROKERAGE (0.8%)
   268,557   Greenhill & Co., Inc.                                               10,433
                                                                            -----------
             Total Financials                                                    96,115
                                                                            -----------
             HEALTH CARE (15.0%)
             -------------------
             BIOTECHNOLOGY (2.0%)
   186,146   Amgen, Inc.                                                         13,237
   243,023   Gilead Sciences, Inc.*                                              12,639
                                                                            -----------
                                                                                 25,876
                                                                            -----------
             HEALTH CARE DISTRIBUTORS (1.7%)
   302,492   AmerisourceBergen Corp.                                             11,256
   125,628   McKesson Corp.                                                      11,483
                                                                            -----------
                                                                                 22,739
                                                                            -----------
             HEALTH CARE EQUIPMENT (5.3%)
   209,158   Baxter International, Inc.                                          11,590
   541,242   Medtronic, Inc.                                                     20,675
   204,368   Stryker Corp.                                                       11,152
   413,997   Zimmer Holdings, Inc.                                               26,053
                                                                            -----------
                                                                                 69,470
                                                                            -----------
             HEALTH CARE SUPPLIES (0.9%)
   136,221   Cooper Companies, Inc.                                              12,011
                                                                            -----------
             LIFE SCIENCES TOOLS & SERVICES (0.9%)
   271,309   Agilent Technologies, Inc.                                          11,444
                                                                            -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             MANAGED HEALTH CARE (0.9%)
   199,600   UnitedHealth Group, Inc.                                       $    11,208
                                                                            -----------
             PHARMACEUTICALS (3.3%)
   318,076   Endo Pharmaceuticals Holdings, Inc.*                                11,177
   294,525   Merck & Co., Inc.                                                   11,557
   363,286   Novartis AG ADR                                                     20,043
                                                                            -----------
                                                                                 42,777
                                                                            -----------
             Total Health Care                                                  195,525
                                                                            -----------
             INDUSTRIALS (9.7%)
             ------------------
             AIR FREIGHT & LOGISTICS (3.4%)
   490,371   Expeditors International of Washington, Inc.                        19,615
   319,637   United Parcel Service, Inc. "B"                                     24,976
                                                                            -----------
                                                                                 44,591
                                                                            -----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
    98,841   Cummins, Inc.                                                       11,449
                                                                            -----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.9%)
   114,749   Roper Industries, Inc.                                              11,693
                                                                            -----------
             INDUSTRIAL CONGLOMERATES (0.9%)
   209,657   Danaher Corp.                                                       11,368
                                                                            -----------
             INDUSTRIAL MACHINERY (2.7%)
   183,091   Dover Corp.                                                         11,472
   182,578   Gardner Denver, Inc.                                                11,893
   138,517   Parker-Hannifin Corp.                                               12,147
                                                                            -----------
                                                                                 35,512
                                                                            -----------
             RAILROADS (0.9%)
   103,621   Union Pacific Corp.                                                 11,651
                                                                            -----------
             Total Industrials                                                  126,264
                                                                            -----------
             INFORMATION TECHNOLOGY (37.0%)
             ------------------------------
             APPLICATION SOFTWARE (3.3%)
   247,786   Autodesk, Inc.*                                                      9,755
   213,461   FactSet Research Systems, Inc.                                      22,384
   186,179   Intuit, Inc.                                                        10,793
                                                                            -----------
                                                                                 42,932
                                                                            -----------
             COMMUNICATIONS EQUIPMENT (8.1%)
 2,466,585   Cisco Systems, Inc.                                                 49,702
    92,915   F5 Networks, Inc.*                                                  12,444
   692,715   QUALCOMM, Inc.                                                      44,223
                                                                            -----------
                                                                                106,369
                                                                            -----------
             COMPUTER HARDWARE (1.7%)
    19,108   Apple, Inc.*                                                        11,164
   705,504   Dell, Inc.*                                                         11,549
                                                                            -----------
                                                                                 22,713
                                                                            -----------
             COMPUTER STORAGE & PERIPHERALS (2.5%)
   393,730   EMC Corp.*                                                          11,107
   278,249   SanDisk Corp.*                                                      10,298
   278,316   Western Digital Corp.*                                              10,801
                                                                            -----------
                                                                                 32,206
                                                                            -----------
             DATA PROCESSING & OUTSOURCED SERVICES (4.7%)
   179,568   Automatic Data Processing, Inc.                                      9,988
   254,844   Global Payments, Inc.                                               11,832

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3  | USAA Growth Fund

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
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
   322,688   Visa, Inc. "A"                                                 $    39,684
                                                                            -----------
                                                                                 61,504
                                                                            -----------
             INTERNET SOFTWARE & SERVICES (3.7%)
    79,909   Google, Inc. "A"*                                                   48,363
                                                                            -----------
             IT CONSULTING & OTHER SERVICES (2.7%)
   178,430   Accenture plc "A"                                                   11,589
    56,423   International Business Machines Corp.                               11,684
   165,155   Teradata Corp.*                                                     11,525
                                                                            -----------
                                                                                 34,798
                                                                            -----------
             SEMICONDUCTOR EQUIPMENT (0.9%)
   274,504   Lam Research Corp.*                                                 11,433
                                                                            -----------
             SEMICONDUCTORS (3.0%)
   368,716   Altera Corp.                                                        13,115
    84,197   Analog Devices, Inc.                                                 3,282
   312,421   Broadcom Corp. "A"*                                                 11,435
   412,672   Intel Corp.                                                         11,720
                                                                            -----------
                                                                                 39,552
                                                                            -----------
             SYSTEMS SOFTWARE (6.4%)
   933,066   Microsoft Corp.                                                     29,877
 1,441,932   Oracle Corp.                                                        42,378
   702,487   Symantec Corp.*                                                     11,605
                                                                            -----------
                                                                                 83,860
                                                                            -----------
             Total Information Technology                                       483,730
                                                                            -----------
             MATERIALS (1.7%)
             ----------------
             DIVERSIFIED METALS & MINING (0.9%)
   300,898   Freeport-McMoRan Copper & Gold, Inc.                                11,524
                                                                            -----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.8%)
   148,658   Monsanto Co.                                                        11,325
                                                                            -----------
             Total Materials                                                     22,849
                                                                            -----------
             Total Common Stocks (cost: $1,088,225)                           1,289,573
                                                                            -----------
             MONEY MARKET INSTRUMENTS (1.3%)

             MONEY MARKET FUNDS (1.3%)
17,073,770   State Street Institutional Liquid Reserve Fund, 0.21%(a)            17,074
                                                                            -----------
             Total Money Market Instruments (cost: $17,074)                      17,074
                                                                            -----------

             TOTAL INVESTMENTS (COST: $1,105,299)                           $ 1,306,647
                                                                            ===========

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                                                   Portfolio of Investments |  4

================================================================================

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------
                                        (LEVEL 1)         (LEVEL 2)           (LEVEL 3)
                                      QUOTED PRICES         OTHER            SIGNIFICANT
                                        IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                         MARKETS          OBSERVABLE           INPUTS
                                      FOR IDENTICAL         INPUTS
ASSETS                                    ASSETS                                                        TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                       $   1,289,573      $        --        $         --       $    1,289,573
Money Market Instruments:
  Money Market Funds                         17,074               --                  --               17,074
-------------------------------------------------------------------------------------------------------------
Total                                 $   1,306,647      $        --        $         --       $    1,306,647
-------------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through April 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Growth Fund Shares (Fund Shares) and Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant

================================================================================

6  | USAA Growth Fund

================================================================================

events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

7  | USAA Growth Fund

================================================================================

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. As of April 30, 2012, the Fund had no securities out on loan.

E. As of April 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2012, were $217,215,000 and $15,867,000, respectively, resulting in net unrealized appreciation of $201,348,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,306,932,000 at April 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.4% of net assets at April 30, 2012.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2012.

*   Non-income-producing security.

================================================================================

9  | USAA Growth Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/22/12
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ R. MATTHEW FREUND
         --------------------------------------------------------------
         Signature and Title:  R. Matthew Freund, Senior Vice-President

Date:     06/27/12
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/26/12
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.